Property of Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 53,774,641
Impairment	946,954
Ending balance	53,557,065	$ 53,774,641
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	117,890,380	98,047,941
Additions	4,552,479	20,010,462
Disposal	(224,085)	(168,023)
Ending balance	122,218,774	117,890,380
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(64,115,739)	(60,646,161)
Impairment	(946,954)
Disposal	127,041	122,937
Depreciation charge	(3,726,057)	(3,592,515)
Ending balance	(68,661,709)	(64,115,739)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	679,480
Ending balance	679,274	679,480
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	679,480	653,798
Disposal	(206)
Transfers		25,682
Ending balance	679,274	679,480
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,975,004	31,283,859
Disposal	(12,829)
Transfers	630,125	691,145
Ending balance	32,592,300	31,975,004
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,504,055)	(20,634,172)
Impairment	(526,553)
Disposal	12,829
Depreciation charge	(890,153)	(869,883)
Ending balance	(22,907,932)	(21,504,055)
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,245,669
Ending balance	12,662,024	13,245,669
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,974,993	37,967,461
Disposal	(42,700)	(134,723)
Transfers	575,099	1,142,255
Ending balance	39,507,392	38,974,993
Machinery, equipment and spare parts [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,729,324)	(25,008,607)
Impairment	(117,084)
Disposal	41,867	90,777
Depreciation charge	(1,040,827)	(811,494)
Ending balance	(26,845,368)	(25,729,324)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,418
Ending balance	51,669	62,418
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,273,468	2,264,064
Disposal		(105)
Transfers	27,803	9,509
Ending balance	2,301,271	2,273,468
Furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,211,050)	(2,187,157)
Impairment	(16,758)
Disposal		28
Depreciation charge	(21,794)	(23,921)
Ending balance	(2,249,602)	(2,211,050)
Fields [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,472,970	10,626,324
Disposal	(22,146)
Transfers	915,582	1,846,646
Ending balance	13,366,406	12,472,970
Fields [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,451,410)	(7,144,573)
Impairment	(1,954)
Disposal	22,146
Depreciation charge	(892,852)	(1,306,837)
Ending balance	(9,324,070)	(8,451,410)
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,489
Ending balance	53,879	55,489
Tools [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	399,801	380,056
Transfers	20,725	19,745
Ending balance	420,526	399,801
Tools [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(344,312)	(323,362)
Impairment	(1,716)
Depreciation charge	(20,619)	(20,950)
Ending balance	(366,647)	(344,312)
Construction in process [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,980,023
Ending balance	25,116,929	22,980,023
Construction in process [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,980,023	6,981,868
Additions	4,552,479	20,010,462
Transfers	(2,415,573)	(4,012,307)
Ending balance	25,116,929	22,980,023
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,259,053
Ending balance	1,266,586	2,259,053
Transport and Load Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,134,641	7,890,511
Disposal	(146,204)	(33,195)
Transfers	246,239	277,325
Ending balance	8,234,676	8,134,641
Transport and Load Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,875,588)	(5,348,290)
Impairment	(282,889)
Disposal	50,199	32,132
Depreciation charge	(859,812)	(559,430)
Ending balance	$ (6,968,090)	$ (5,875,588)